Document and Entity Information	Dec. 28, 2021
Cover [Abstract]
Entity Registrant Name	Dicerna Pharmaceuticals Inc
Amendment Flag	false
Entity Central Index Key	0001399529
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Dec. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36281
Entity Tax Identification Number	20-5993609
Entity Address, Address Line One	75 Hayden Avenue
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	621-8097
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	DRNA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false